Document and Entity Information	Aug. 17, 2022
Cover [Abstract]
Entity Registrant Name	MKS INSTRUMENTS INC
Amendment Flag	true
Entity Central Index Key	0001049502
Document Type	8-K/A
Document Period End Date	Aug. 17, 2022
Entity Incorporation State Country Code	MA
Entity File Number	000-23621
Entity Tax Identification Number	04-2277512
Entity Address, Address Line One	2 Tech Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	978
Local Phone Number	645-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MKSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On August 17, 2022, MKS Instruments, Inc., a Massachusetts corporation (the “Company”), filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the completion of its acquisition of Atotech Limited, a Bailiwick of Jersey company (“Atotech”), through the acquisition of the entire issued and to be issued share capital of Atotech by Atotech Manufacturing, Inc., a Delaware corporation and indirect wholly owned subsidiary of the Company (the “Acquisition”), pursuant to that certain Implementation Agreement by and between the Company and Atotech, dated as of July 1, 2021, as amended by the Letter Agreement dated October 29, 2021 by and among the Company, Atotech and Atotech Manufacturing, Inc. and as further amended by the Amendment to the Implementation Agreement dated April 1, 2022 by and among the Company, Atotech and Atotech Manufacturing, Inc. Pursuant to Item 9.01(a)(4) and 9.01(b)(2) of Form 8-K, this Amendment No. 1 to the Original Form 8-K (“Amendment No. 1”) amends and supplements Item 9.01 of the Original Form 8-K to provide the required historical audited financial statements of Atotech and the pro forma financial information that were not filed with the Original Form 8-K. Except as provided herein, the disclosures contained in this Amendment No. 1 have not been updated to reflect events, results or developments that have occurred since the filing of the Original Form 8-K. This Amendment No. 1 should be read in conjunction with the Original Form 8-K, which provides a more complete description of the Acquisition.